________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust






                               SEMI-ANNUAL REPORT


                     FOR THE PERIOD ENDED NOVEMBER 30, 2000






                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                            116 South Franklin Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about the Wisdom Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 69.68%

      Apparel Manufacturing - 1.44%
        (a)Jones Apparel Group, Inc. .............................................                    2,050               $   67,009
           Liz Claiborne, Inc. ...................................................                      500                   19,625
                                                                                                                          ----------
                                                                                                                              86,634
                                                                                                                          ----------
      Beverages - 10.91%
           The Coca-Cola Company .................................................                   10,450                  654,431
                                                                                                                          ----------

      Chemicals - 0.85%
           Great Lakes Chemical Corporation ......................................                    1,450                   50,660
                                                                                                                          ----------

      Cosmetics and Personal Care - 2.85%
           The Gillette Company ..................................................                    5,050                  171,069
                                                                                                                          ----------

      Financial - Banks, Commercial - 2.73%
           Wells Fargo & Company .................................................                    3,450                  163,659
                                                                                                                          ----------

      Financial Services - 17.04%
           American Express Company ..............................................                    7,850                  431,260
           AXA Financial, Inc. ...................................................                    2,125                  119,664
           Freddie Mac ...........................................................                    3,125                  188,867
           Marsh & McLennan Companies, Inc. ......................................                      700                   80,588
           MGIC Investment Corporation ...........................................                    1,350                   85,050
           Moody's Corporation ...................................................                    3,100                   80,406
        (a)The New Dun & Bradstreet Corporation ..................................                    1,550                   35,941
                                                                                                                          ----------
                                                                                                                           1,021,776
                                                                                                                          ----------
      Insurance - Life and Health - 3.34%
           CIGNA Corporation .....................................................                      800                  105,400
           Torchmark Corporation .................................................                    2,500                   95,000
                                                                                                                          ----------
                                                                                                                             200,400
                                                                                                                          ----------
      Insurance - Multiline - 17.71%
           AFLAC INCORPORATED ....................................................                    1,650                  116,119
           Allmerica Financial Corporation .......................................                    1,350                   83,784
           Ambac Financial Group, Inc. ...........................................                    1,400                  106,663
           American International Group, Inc. ....................................                      955                   92,575
           American National Insurance Company ...................................                    1,100                   76,725
           Cincinnati Financial Corporation ......................................                    2,300                   84,094
        (a)CNA Financial Corporation .............................................                    1,950                   72,759
           Loews Corporation .....................................................                    1,150                  108,675
           PartnerRe Ltd. ........................................................                    2,375                  125,281
           The PMI Group, Inc. ...................................................                    1,450                   92,166
           The St. Paul Companies, Inc. ..........................................                    2,050                  102,756
                                                                                                                          ----------
                                                                                                                           1,061,597
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Property & Casualty - 3.62%
           Erie Indemnity Company ................................................                    2,250               $   56,250
           Everest Re Group, Ltd. ................................................                    2,675                  160,835
                                                                                                                          ----------
                                                                                                                             217,085
                                                                                                                          ----------
      Publishing - Newspapers - 0.93%
           The Washington Post Company ...........................................                       97                   55,981
                                                                                                                          ----------

      Real Estate Investment Trust - 1.49%
           First Industrial Realty Trust, Inc. ...................................                    1,025                   32,928
           Tanger Factory Outlet Centers, Inc. ...................................                    1,350                   27,506
           Town & Country Trust ..................................................                    1,650                   28,669
                                                                                                                          ----------
                                                                                                                              89,103
                                                                                                                          ----------
      Retail - Specialty Line - 1.05%
           The Sherwin-Williams Company ..........................................                    2,900                   63,256
                                                                                                                          ----------

      Textile - Home Furnishings - 2.37%
        (a)Mohawk Industries, Inc. ...............................................                    6,000                  142,125
                                                                                                                          ----------

      Transportation - Miscellaneous - 1.14%
           GATX Corporation ......................................................                    1,450                   68,150
                                                                                                                          ----------

      Utilities - Electric - 2.21%
           FPL Group, Inc. .......................................................                    1,025                   67,906
           The Montana Power Company .............................................                      725                  17,264
           Xcel Energy, Inc. .....................................................                    1,750                  47,578
                                                                                                                          ----------
                                                                                                                             132,748
                                                                                                                          ----------

           Total Common Stocks (Cost $3,418,366) ..........................................................                4,178,674
                                                                                                                          ----------

INVESTMENT COMPANIES - 9.04%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ..............................                  270,916                  270,916
      Evergreen Money Market Treasury Institutional Treasury Money
           Market Fund Institutional Service Shares ..............................                  270,916                  270,916
                                                                                                                          ----------

           Total Investment Companies (Cost $541,832) .....................................................                  541,832
                                                                                                                          ----------



                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                                           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

Total Value of Investments (Cost $3,960,198 (b)) .................................                    78.72%              $4,720,506
Other Assets Less Liabilities ....................................................                    21.28%               1,275,847
                                                                                                     ------               ----------
      Net Assets .................................................................                   100.00%              $5,996,353
                                                                                                     ======               ==========

      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ........................................................................              $  896,027
           Unrealized depreciation ........................................................................                (135,719)
                                                                                                                         ----------

                       Net unrealized appreciation ........................................................              $  760,308
                                                                                                                         ==========


























See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2000
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $3,960,198) ............................................................              $ 4,720,506
      Cash ...............................................................................................                1,258,264
      Income receivable ..................................................................................                    9,784
      Receivable for fund shares sold ....................................................................                    2,536
      Due from advisor (note 2) ..........................................................................                   17,761
                                                                                                                        -----------

           Total assets ..................................................................................                6,008,851
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ...................................................................................                   12,498
                                                                                                                        -----------

NET ASSETS ...............................................................................................              $ 5,996,353
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ....................................................................................              $ 5,220,767
      Undistributed net investment income ................................................................                   40,305
      Accumulated net realized loss on investments .......................................................                  (25,027)
      Net unrealized appreciation on investments .........................................................                  760,308
                                                                                                                        -----------
                                                                                                                        $ 5,996,353
                                                                                                                        ===========

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and maximum offering price per share
           ($3,105,447 / 274,472 shares) .................................................................                   $11.31
                                                                                                                        ===========

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($514,280 / 45,366 shares) ....................................................................                   $11.34
                                                                                                                        ===========
      Maximum offering price per share (100 / 94.25% of $11.34) ..........................................                   $12.03
                                                                                                                        ===========

CLASS B SHARES
      Net asset value, redemption and maximum offering price per share
           ($1,806,239 / 159,231 shares) .................................................................                   $11.34
                                                                                                                        ===========

CLASS C SHARES
      Net asset value, redemption and maximum offering price per share
           ($570,387 / 50,233 shares) ....................................................................                   $11.35
                                                                                                                        ===========






See accompanying notes to financial statements


                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended November 30, 2000
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Interest .........................................................................................             $   5,929
           Dividends ........................................................................................                45,035
                                                                                                                          ---------

                Total income ................................................................................                50,964
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ................................................................                13,672
           Fund administration fees (note 2) ................................................................                 3,418
           Distribution and service fees - Investor Class Shares (note 3) ...................................                   670
           Distribution and service fees - Class B Shares (note 3) ..........................................                 8,579
           Distribution and service fees - Class C Shares (note 3) ..........................................                 1,629
           Custody fees .....................................................................................                 1,804
           Registration and filing administration fees (note 2) .............................................                 2,516
           Fund accounting fees (note 2) ....................................................................                27,048
           Audit fees .......................................................................................                 6,533
           Legal fees .......................................................................................                 5,712
           Securities pricing fees ..........................................................................                 1,403
           Shareholder recordkeeping fees ...................................................................                 6,750
           Other accounting fees (note 2) ...................................................................                 1,397
           Shareholder servicing expenses ...................................................................                 1,904
           Registration and filing expenses .................................................................                 5,093
           Printing expenses ................................................................................                 3,761
           Trustee fees and meeting expenses ................................................................                 1,755
           Other operating expenses .........................................................................                 2,006
                                                                                                                          ---------

                Total expenses ..............................................................................                95,650
                                                                                                                          ---------

                Less:
                    Expense reimbursements (note 2) .........................................................               (71,100)
                    Investment advisory fees waived (note 2) ................................................               (13,672)
                                                                                                                          ---------

                Net expenses ................................................................................                10,878
                                                                                                                          ---------

                    Net investment income ...................................................................                40,086
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ........................................................                34,858
      Increase in unrealized appreciation on investments ....................................................               639,930
                                                                                                                          ---------

           Net realized and unrealized gain on investments ..................................................               674,788
                                                                                                                          ---------

                Net increase in net assets resulting from operations ........................................             $ 714,874
                                                                                                                          =========




See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Period ended         Year ended
                                                                                                 November 30,           May 31,
                                                                                                   2000 (a)              2000
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
     Operations
          Net investment income ......................................................            $   40,086          $   54,379
          Net realized gain (loss) from investment transactions ......................                34,858             (58,004)
          Increase in unrealized appreciation on investments .........................               639,930             123,160
                                                                                                  ----------          ----------
              Net increase in net assets resulting from operations ...................               714,874             119,535
                                                                                                  ----------          ----------

     Distributions to shareholders from
          Net investment income - Institutional Class Shares .........................                     0             (45,278)
          Net investment income - Investor Class Shares ..............................                     0              (5,847)
          Net investment income - Class B Shares .....................................                     0              (2,809)
          Net investment income - Class C Shares .....................................                     0                (226)
                                                                                                  ----------          ----------
              Decrease in net assets resulting from distributions ....................                     0             (54,160)
                                                                                                  ----------          ----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (b) .......               573,186           4,144,606
                                                                                                  ----------          ----------

                      Total increase in net assets ...................................             1,288,060           4,209,981

NET ASSETS
     Beginning of period .............................................................             4,708,293             498,312
                                                                                                  ----------          ----------
     End of period (including undistributed net investment income of $40,305 at
                    November 30, 2000 and $219 at May 31, 2000) ......................            $5,996,353          $4,708,293
                                                                                                  ==========          ==========

(a)  Unaudited.
(b)  A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                   Period ended                             Year ended
                                                                 November 30, 2000                         May 31, 2000
                                                            Shares              Value               Shares              Value
                                                         ---------------------------------------------------------------------------
---------------------------------------------------------
            INSTITUTIONAL CLASS SHARES
---------------------------------------------------------
Shares sold ............................................         659          $    7,000             218,824          $2,185,791
Shares issued for reinvestment of distributions ........           0                   0               4,701              45,278
Shares redeemed ........................................           0                   0                   0                   0
                                                          ----------          ----------          ----------          ----------
     Net increase ......................................         659          $    7,000             223,525          $2,231,069
                                                          ==========          ==========          ==========          ==========
---------------------------------------------------------
              INVESTOR CLASS SHARES
---------------------------------------------------------
Shares sold ............................................      15,635          $  162,465              87,208          $  839,421
Shares issued for reinvestment of distributions ........           0                   0                 598               5,846
Shares redeemed ........................................     (36,346)           (372,142)            (21,739)           (200,724)
                                                          ----------          ----------          ----------          ----------
     Net (decrease) increase ...........................     (20,711)         $ (209,677)             66,067          $  644,543
                                                          ==========          ==========          ==========          ==========
---------------------------------------------------------
                  CLASS B SHARES
---------------------------------------------------------
Shares sold ............................................      65,118          $  665,256             117,050          $1,100,100
Shares issued for reinvestment of distributions ........           0                   0                  81                 805
Shares redeemed ........................................     (23,019)           (243,999)                  0                   0
                                                          ----------          ----------          ----------          ----------
     Net increase ......................................      42,099          $  421,257             117,131          $1,100,905 (c)
                                                          ==========          ==========          ==========          ==========
---------------------------------------------------------
                  CLASS C SHARES
---------------------------------------------------------
Shares sold ............................................      33,411          $  360,352              17,347          $  167,863
Shares issued for reinvestment of distributions ........           0                   0                  22                 226
Shares redeemed ........................................        (547)             (5,746)                  0                   0
                                                          ----------          ----------          ----------          ----------
     Net increase ......................................      32,864          $  354,606              17,369          $  168,089 (c)
                                                          ==========          ==========          ==========          ==========
---------------------------------------------------------
                   FUND SUMMARY
---------------------------------------------------------
Shares sold ............................................     114,823          $1,195,073             440,429          $4,293,175
Shares issued for reinvestment of distributions ........           0                   0               5,402              52,155
Shares redeemed ........................................     (59,912)           (621,887)            (21,739)           (200,724)
                                                          ----------          ----------          ----------          ----------
     Net increase ......................................      54,911          $  573,186             424,092          $4,144,606
                                                          ==========          ==========          ==========          ==========


(c) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

                                                                                      See accompanying notes to financial statements

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

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     Institutional Class Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Period ended         Year ended          Period ended
                                                                            November 30,           May 31,              May 31,
                                                                              2000 (a)              2000                1999 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...............................         $     9.90          $     9.91           $   10.00

      Income (loss) from investment operations
           Net investment income ...................................               0.10                0.18                0.04
           Net realized and unrealized gain (loss) on investments ..               1.31               (0.01)              (0.09)
                                                                             ----------          ----------          ----------

                Total from investment operations ...................               1.41                0.17               (0.05)
                                                                             ----------          ----------          ----------

      Distributions to shareholders from
           Net investment loss .....................................               0.00               (0.18)              (0.04)
                                                                             ----------          ----------          ----------

Net asset value, end of period .....................................         $    11.31          $     9.90          $     9.91
                                                                             ==========          ==========          ==========

Total return .......................................................              14.24 %              1.64 %             (0.45)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
      Net assets, end of period ....................................         $3,105,447          $2,710,312          $  498,213
                                                                             ==========          ==========          ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...........               3.09 %(c)           5.05 %             23.94 %(c)
           After expense reimbursements and waived fees ............               0.00 %(c)           0.00 %              0.00 %(c)

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ...........              (1.23)%(c)          (2.87)%            (22.69)%(c)
           After expense reimbursements and waived fees ............               1.86 %(c)           2.18 %              1.26 %(c)

      Portfolio turnover rate ......................................               2.62 %             41.69 %              7.04 %


(a) Unaudited.
(b) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(c) Annualized.









See accompanying notes to financial statements                                                                           (Continued)



                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       Investor Class Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Period ended       Year ended        Period ended
                                                                                 November 30,         May 31,           May 31,
                                                                                   2000 (a)            2000             1999 (b)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................................          $   9.93          $   9.92          $  10.00


      Income (loss) from investment operations
           Net investment income ........................................              0.10              0.12              0.02
           Net realized and unrealized gain (loss) on investments .......              1.31              0.01             (0.08)
                                                                                   --------          --------          --------

                Total from investment operations ........................              1.41              0.13             (0.06)
                                                                                   --------          --------          --------

      Distributions to shareholders from
           Net investment income ........................................              0.00             (0.12)            (0.02)
                                                                                   --------          --------          --------

Net asset value, end of period ..........................................          $  11.34          $   9.93          $   9.92
                                                                                   ========          ========          ========

Total return (d) ........................................................             14.20 %            1.36 %           (0.58)%
                                                                                   ========          ========          ========

Ratios/supplemental data
      Net assets, end of period .........................................          $514,280          $656,212          $     99
                                                                                   ========          ========          ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ................              3.44 %(c)         4.29 %           15.49 %(c)
           After expense reimbursements and waived fees .................              0.25 %(c)         0.25 %            0.00 %(c)

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ................             (1.52)%(c)        (1.96)%          (14.68)%(c)
           After expense reimbursements and waived fees .................              1.67 %(c)         2.08 %            0.81 %(c)

      Portfolio turnover rate ...........................................              2.62 %           41.69 %            7.04 %



(a) Unaudited.
(b) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(c) Annualized.
(d) Total return does not reflect payment of a sales charge.









See accompanying notes to financial statements                                                                           (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           Class B Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Period ended           Period ended
                                                                                              November 30,              May 31,
                                                                                                2000 (a)               2000 (b)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................                  $     9.97            $    10.20

      Income (loss) from investment operations
           Net investment income ............................................                        0.05                  0.04
           Net realized and unrealized gain (loss) on investments ...........                        1.32                 (0.23)
                                                                                               ----------            ----------

                Total from investment operations ............................                        1.37                 (0.19)
                                                                                               ----------            ----------

      Distributions to shareholders from
           Net investment income ............................................                        0.00                 (0.04)
                                                                                               ----------            ----------

Net asset value, end of period ..............................................                  $    11.34            $     9.97
                                                                                               ==========            ==========

Total return (d) ............................................................                       13.74 %               (1.85)%
                                                                                               ==========            ==========

Ratios/supplemental data
      Net assets, end of period .............................................                  $1,806,239            $1,168,374
                                                                                               ==========            ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ....................                        4.11 %(c)             4.09 %(c)
           After expense reimbursements and waived fees .....................                        1.00 %(c)             1.00 %(c)

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ....................                       (2.24)%(c)            (1.78)%(c)
           After expense reimbursements and waived fees .....................                        0.87 %(c)             1.31 %(c)

      Portfolio turnover rate ...............................................                        2.62 %               41.69 %


(a) Unaudited.
(b) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.
(c) Annualized.
(d) Total return does not reflect payment of a sales charge.






See accompanying notes to financial statements                                                                           (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           Class C Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Period ended           Period ended
                                                                                                November 30,             May 31,
                                                                                                  2000 (a)              2000 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...........................................                 $    9.98            $   10.20

      Income (loss) from investment operations
           Net investment income ...............................................                      0.03                 0.03
           Net realized and unrealized gain (loss) on investments ..............                      1.34                (0.22)
                                                                                                 ---------            ---------

                Total from investment operations ...............................                      1.37                (0.19)
                                                                                                 ---------            ---------

      Distributions to shareholders from
           Net investment income ...............................................                      0.00                (0.03)
                                                                                                 ---------            ---------

Net asset value, end of period .................................................                 $   11.35            $    9.98
                                                                                                 =========            =========

Total return (d) ...............................................................                     13.73 %              (1.86)%
                                                                                                 =========            =========

Ratios/supplemental data
      Net assets, end of period ................................................                 $ 570,387            $ 173,395
                                                                                                 =========            =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .......................                      3.98 %(c)            4.07 %(c)
           After expense reimbursements and waived fees ........................                      1.00 %(c)            1.00 %(c)

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees .......................                     (2.19)%(c)           (1.77)%(c)
           After expense reimbursements and waived fees ........................                      0.79 %(c)            1.30 %(c)

      Portfolio turnover rate ..................................................                      2.62 %              41.69 %


(a) Unaudited.
(b) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.
(c) Annualized.
(d) Total return does not reflect payment of a sales charge.







See accompanying notes to financial statements


                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on February 16, 1999. The investment objective of the fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust approved on October 7, 1999 a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of $0.01 par value beneficial interest authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B Shares and Class C Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.


                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000
                                   (Unaudited)



         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.15% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 1.40% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.15% of the average daily net assets of the Fund's Class B Shares and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $13,672 ($0.03 per share) and reimbursed $71,100 of the operating expenses incurred by the Fund for the period ended November 30, 2000.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million as well as a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. Beginning November 1, 2000, an additional asset-based fund accounting fee is charged at the annual rate of .01% of average daily net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $41,000 per year. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. Prior to July 14, 1999, Donaldson & Co., Inc., an affiliate of the Advisor, served as the principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000
                                   (Unaudited)



NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $8,579, $1,629 and $670, net of waived fees, in distribution and service fees under the Plan with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the period ended November 30, 2000.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $667,088 and $100,739, respectively, for the period ended November 30, 2000.